Leases (Details) - Schedule of carrying amounts of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying amounts of lease liabilities [Abstract]
Beginning balance	$ 319,413	$ 378,914
Accretion of interest (note 9)	57,779	74,149
Payments	(136,992)	(133,650)
Ending Balance	240,200	319,413
Current	104,233	79,214
Non-current	135,967	240,199
Total	$ 240,200	$ 319,413